Mineral Property, Plant and Equipment (Narrative) (Details) $ in Millions				12 Months Ended
	May 23, 2023 USD ($) shares	May 23, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress				$ 299.0	$ 155.8
Cash and cash equivalents				224.8	129.8	$ 172.5
Total financial instrument exposure to credit risk				242.6	153.5
Milestone payments				5.7	19.1
Concentrate Receivable
Disclosure of detailed information about property, plant and equipment [line items]
Milestone payments					$ 19.1
Esperanza Project
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 60.0
Cash and cash equivalents			$ 5.0
Manitou Gold Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Number of Alamos shares for each Manitou share held | shares	0.0035251	0.0035251
Ownership interest (in shares) | shares	65,211,077	65,211,077
Ownership interest, common stock (percentage)	0.19	0.19
Common shares issued as part of consideration | shares	984,760	984,760
Common shares as payment for control obligations | shares	60,833	60,833
Share price (cad per share) | $ / shares		$ 17.37
Consideration transferred, acquisition-date fair value	$ 16.7	$ 16.7		16.7
Transaction costs	$ 0.2			$ 0.2